Debt and Credit Facilities - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 14,689
2025
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,596
2026
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,535
2027
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	498
2028
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	708
2029
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	319
Thereafter
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 10,033